Document and Entity Information	May 23, 2024
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001828811
Document Type	8-K
Document Period End Date	May 23, 2024
Entity Registrant Name	Li-Cycle Holdings Corp.
Entity Incorporation State Country Code	A6
Entity File Number	001-40733
Entity Address, Address Line One	207 Queens Quay West
Entity Address, Address Line Two	Suite 590
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5J IA7
Entity Address, Country	CA
City Area Code	877
Local Phone Number	542-9253
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, without par value
Trading Symbol	LICY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false